BUSINESS ACQUISITIONS	12 Months Ended
Dec. 31, 2020
BUSINESS ACQUISITIONS
BUSINESS ACQUISITIONS

7.  BUSINESS ACQUISITIONS

2020

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On December 31, 2020, Videotron closed the acquisition of Télédistribution Amos inc. and its network in Abitibi-Témiscamingue for a cash consideration of $32.9 million, net of cash acquired of $0.1 million. The acquired assets consist mainly of the network, intangible assets and goodwill.

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On June 17, 2020, the Sports and Entertainment segment acquired the Théâtre Capitole, a concert hall in Québec, for a cash consideration of $10.8 million, net of an assumed working capital liability. The acquired assets consist mainly of the building and equipment.

2019

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On February 13, 2019, TVA Group Inc. (“TVA Group”) acquired the companies in the Serdy Média inc. and Serdy Video Inc. groups, including the Évasion and Zeste specialty channels, for a total cash consideration of $23.5 million, net of cash acquired of $0.5 million. An amount of $1.6 million relating to certain post-closing adjustments was also paid during the third quarter of 2019. The acquired assets consist mainly of intangible assets and goodwill.

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On April 1, 2019, TVA Group acquired the Incendo Media inc. group, a Montréal-based producer and distributor of television programs for international markets, for a cash consideration of $11.1 million (net of cash acquired of $0.9 million) and a balance payable at fair value of $6.8 million. A first payment of $3.4 million on the balance payable was made in the fourth quarter of 2020. An amount of $0.6 million relating to certain post-closing adjustment was also received during the third quarter of 2019. The purchase price is subject to adjustments relating to the achievement of future conditions. The acquired assets consist mainly of intangible assets and goodwill.

2018

•	In 2018, the Corporation acquired businesses, included in the Media segment and in the Sport and Entertainment segment, for a total cash consideration of $10.3 million.